Dividends	12 Months Ended
Dec. 31, 2024
Dividends1 [Abstract]
Dividends	Note 18 - Dividends
(Amounts in thousands, except share, per share and per unit data)
The following table summarizes the Group's dividends declared and paid on the dates indicated:

	Dividend per Share		Record Date	Pay Date	Shares Outstanding	Gross Dividends Paid
Date Dividends Declared	USD	GBP
November 15, 2023	$0.875	£0.6844	March 1, 2024	March 28, 2024	47,221,488	$41,319
April 10, 2024	$0.290	£0.2283	May 24, 2024	June 28, 2024	47,062,984	13,648
May 9, 2024	$0.290	£0.2211	August 30, 2024	September 27, 2024	49,005,036	14,211
August 15, 2024	$0.290	£0.2279	November 29, 2024	December 27, 2024	50,642,261	14,686
Paid during the year ended December 31, 2024						$83,864
November 14, 2022	$0.875	£0.7220	March 3, 2023	March 28, 2023	47,868,969	$41,885
March 21, 2023	$0.875	£0.6860	May 26, 2023	June 30, 2023	48,164,650	42,144
May 9, 2023	$0.875	£0.7040	September 1, 2023	September 29, 2023	48,157,129	42,137
September 1, 2023	$0.875	£0.6840	December 1, 2023	December 29, 2023	47,856,570	41,875
Paid during the year ended December 31, 2023						$168,041
October 28, 2021	$0.850	£0.6500	March 4, 2022	March 28, 2022	42,502,328	$36,127
March 22, 2022	$0.850	£0.6860	May 27, 2022	June 30, 2022	42,527,424	36,148
May 16, 2022	$0.850	£0.7320	September 2, 2022	September 26, 2022	42,294,025	35,950
August 8, 2022	$0.850	£0.6900	November 25, 2022	December 28, 2022	41,446,769	35,230
Paid during the year ended December 31, 2022						$143,455
On November 12, 2024 the Group proposed a dividend of $0.29 per share. The dividend will be paid on March 31, 2025 to shareholders on the register on February 28, 2025. This dividend was not approved by shareholders, thereby qualifying it as an “interim” dividend. No liability was recorded in the
Group Financial Statements in respect of this interim dividend as of December 31, 2024.
Dividends are waived on shares held in the EBT.
Subsequent Events
On March 17, 2025 the Directors recommended a dividend of $0.29 per share. The dividend will be subject to shareholder approval at the AGM.
Provided this dividend was not approved by shareholders as of the reporting date, this represents an “interim” dividend. No liability has been recorded in the Group Financial Statements in respect of this dividend as of December 31, 2024.